INVESTMENTS, DEBT AND DERIVATIVES - Significant Changes in Financial Assets and Financial Liabilities (Details) ₽ in Millions	1 Months Ended
	Jun. 30, 2021 USD ($)	Apr. 30, 2021 RUB (₽)	Apr. 30, 2021 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Jun. 30, 2021 PKR (₨)	Mar. 31, 2021 RUB (₽) extensionOption	Mar. 31, 2021 USD ($) extensionOption	Mar. 31, 2021 PKR (₨) extensionOption
Veon Holdings B.V. revolving credit facility, available until february 2024
Disclosure of detailed information about financial instruments [line items]
Facility amount								$ 1,250,000,000
Tenor				3 years
Number of extension options | extensionOption							2	2	2
Extension option, term				1 year
Veon Holdings B.V. revolving credit facility, available until february 2024 | Not later than one month
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest payment period				1 month
Veon Holdings B.V. revolving credit facility, available until february 2024 | Not later than three months
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest payment period				3 months
Veon Holdings B.V. revolving credit facility, available until february 2024 | Later than one month and not later than six months
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest payment period				6 months
RUB30bn Alfa bank facility
Disclosure of detailed information about financial instruments [line items]
Facility amount							₽ 30,000	$ 396,000,000
RUB45bn Alfa Bank Facility
Disclosure of detailed information about financial instruments [line items]
Facility amount							45,000	594,000,000
RUB15bn Alfa Bank Floating Rate Tranche
Disclosure of detailed information about financial instruments [line items]
Facility amount							15,000	198,000,000
Tenor				5 years
RUB100bn bilateral facility
Disclosure of detailed information about financial instruments [line items]
Repayments of non-current borrowings		₽ 15,000	$ 198,000,000
RUB15bn Alfa Bank facility floating rate tranche
Disclosure of detailed information about financial instruments [line items]
Facility amount							₽ 15,000	198,000,000
Proceeds from non-current borrowings		₽ 15,000	$ 198,000,000
PMCL (Pakistan Mobile Communications Ltd)
Disclosure of detailed information about financial instruments [line items]
Financial instrument, put option, % ownership acquired				15.00%
Consideration paid (received)				$ 273,000,000	$ 273,000,000
Proportion of ownership interest in subsidiary				100.00%
PMCL (Pakistan Mobile Communications Ltd) | Floating interest rate
Disclosure of detailed information about financial instruments [line items]
Facility amount								131,000,000	₨ 20,000,000,000
PMCL (Pakistan Mobile Communications Ltd) | PKR15Bn MCB Bank Syndicated Facility
Disclosure of detailed information about financial instruments [line items]
Facility amount								98,000,000	15,000,000,000
PMCL (Pakistan Mobile Communications Ltd) | PKR15Bn MCB Bank Syndicated Facility | Floating interest rate
Disclosure of detailed information about financial instruments [line items]
Tenor				7 years
PMCL (Pakistan Mobile Communications Ltd) | PKR5Bn United Bank Bilateral Term Facility
Disclosure of detailed information about financial instruments [line items]
Facility amount								$ 33,000,000	₨ 5,000,000,000
PMCL (Pakistan Mobile Communications Ltd) | PKR5Bn United Bank Bilateral Term Facility | Floating interest rate
Disclosure of detailed information about financial instruments [line items]
Tenor				7 years
PMCL (Pakistan Mobile Communications Ltd) | PKR50BN syndicated credit facility
Disclosure of detailed information about financial instruments [line items]
Facility amount	$ 320,000,000					₨ 50,000,000,000
Tenor	10 years
PMCL (Pakistan Mobile Communications Ltd) | PKR50BN syndicated credit facility | Three Month Karachi Inter Bank Offered Rate Kibor
Disclosure of detailed information about financial instruments [line items]
Tenor	10 years